Income Taxes (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Income Taxes [Line Items]
Existing tax rate	16.50%	16.50%
Enterprise income tax	25.00%	25.00%
Interest or penalties
Uncertain tax positions
Deferred tax assets
Description of standard corporate income tax	Subsidiaries in Thailand are subject to corporate income tax on taxable profits earned in Thailand. The standard corporate income tax rate is 20%. For small and medium enterprises (“SMEs”), a progressive tax rate applies: profits not exceeding 300,000 Thai Baht are exempt from tax; profits between 300,001 and 3,000,000 Thai Baht are taxed at 15%; and profits exceeding 3,000,000 Thai Baht are taxed at 20%	Subsidiaries in Thailand are subject to corporate income tax on taxable profits earned in Thailand. The standard corporate income tax rate is 20%. For small and medium enterprises (“SMEs”), a progressive tax rate applies: profits not exceeding 300,000 Thai Baht are exempt from tax; profits between 300,001 and 3,000,000 Thai Baht are taxed at 15%; and profits exceeding 3,000,000 Thai Baht are taxed at 20%
Tax Jurisdiction of Domicile [Extensible Enumeration]	Jurisdiction	Jurisdiction
Hong Kong [Member]
Income Taxes [Line Items]
Profit amount (in Dollars) | $		$ 2,000,000
Percentage of income tax rate	8.25%	8.25%
PRC [Member]
Income Taxes [Line Items]
Percentage of income tax rate	25.00%	25.00%
Percentage of statutory rate	25.00%	25.00%
PRC [Member] | China [Member]
Income Taxes [Line Items]
Percentage of income tax rate	10.00%	10.00%